Average Annual Total Returns - Class A and Class C - NASDAQ-100 2x Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	79.24%
5 Years	40.20%
10 Years	35.02%
Class C
Average Annual Return:
1 Year	85.73%
5 Years	40.50%
10 Years	34.64%